NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Reclassifications

	Before Reclassification		After Reclassification
	For the		For the
	Three Months Ended		Three Months Ended
	September 30,		September 30,
	2021		2021

REVENUES:		REVENUES:
Technology systems	$1,153,150	Technology systems	$1,153,150
Services and consulting	587,307	Services and consulting	587,307

Total Revenue	1,740,457	Total Revenue	1,740,457

COST OF REVENUES:		COST OF REVENUES:
Technology systems	1,869,812	Technology systems	1,363,127
Services and consulting	277,054	Services and consulting	305,669
Overhead	657,907	—	—

Total Cost of Revenues	2,804,773	Total Cost of Revenues	1,668,796

GROSS MARGIN	(1,064,316)	GROSS MARGIN	71,661

OPERATING EXPENSES:		OPERATING EXPENSES:
Sales and marketing	361,820	Sales and marketing	361,820
Research and development	57,000	Research and development	332,469
General and administration	963,357	General and administration	1,823,865

Total Operating Expenses	1,382,177	Total Operating Expenses	2,518,154

LOSS FROM OPERATIONS	$(2,446,493)	LOSS FROM OPERATIONS	$(2,446,493)

The Company reclassified certain expenses for the nine months ended September 30, 2021 to conform to the 2022 classification. There was no net effect on the total expenses of such reclassification.

The following tables reflect the reclassification adjustment effect in the nine months ended September 30, 2021:

	Before Reclassification		After Reclassification
	For the		For the
	Nine Months Ended		Nine Months Ended
	September 30,		September 30,
	2021		2021

REVENUES:		REVENUES:
Technology systems	$2,743,849	Technology systems	$2,743,849
Services and consulting	1,800,030	Services and consulting	1,800,030

Total Revenue	4,543,879	Total Revenue	4,543,879

COST OF REVENUES:		COST OF REVENUES:
Technology systems	4,979,667	Technology systems	3,162,866
Services and consulting	986,757	Services and consulting	1,076,140
Overhead	1,754,731	—	—

Total Cost of Revenues	7,721,155	Total Cost of Revenues	4,239,006

GROSS MARGIN	(3,177,276)	GROSS MARGIN	304,873

OPERATING EXPENSES:		OPERATING EXPENSES:
Sales and marketing	1,024,872	Sales and marketing	1,024,872
Research and development	197,164	Research and development	1,163,341
General and administration	2,817,949	General and administration	5,333,921

Total Operating Expenses	4,039,985	Total Operating Expenses	7,522,134

LOSS FROM OPERATIONS	$(7,217,261)	LOSS FROM OPERATIONS	$(7,217,261)

	Before Reclassification		After Reclassification
	For the Year Ended		For the Year Ended
	December 31,		December 31,
	2020		2020
REVENUES:		REVENUES:
Technology systems	$4,956,130	Technology systems	$5,964,801
Technical support	1,801,043	Services and consulting	2,074,647
Consulting services	273,604	—	—
AI technologies	1,008,671	—	—

Total Revenue	8,039,448	Total Revenue	8,039,448

COST OF REVENUES:		COST OF REVENUES:
Technology systems	3,665,493	Technology systems	5,642,880
Technical support	1,109,741	Services and consulting	1,139,357
Consulting services	117,004	Overhead	1,021,375
AI technologies	360,817	—	—

Total Cost of Revenues	5,253,055	Total Cost of Revenues	7,803,612

GROSS MARGIN	2,786,393	GROSS MARGIN	235,836

OPERATING EXPENSES:		OPERATING EXPENSES:
Sales and marketing	717,809	Sales and marketing	717,809
Engineering	1,358,925	Research and development	102,219
Research and development	1,022,188	Administration	6,050,236
Administration	5,011,913	—	—
AI technologies	1,309,986	—	—

Total Operating Expenses	9,420,821	Total Operating Expenses	6,870,264

LOSS FROM OPERATIONS	$(6,634,428)	LOSS FROM OPERATIONS	$(6,634,428)

Schedule of Disaggregation of Revenue Quantitative

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$3,765,312	$32,821	$23,245	$200,860	$4,022,238

Major Goods and Service Lines

Turnkey Projects	$2,689,393	$—	$3,024	$—	$2,692,417
Maintenance and Support	1,075,919	32,821	20,221	183,378	1,312,339
Algorithms	—	—	—	17,482	17,482
	$3,765,312	$32,821	$23,245	$200,860	$4,022,238

Timing of Revenue Recognition

Goods transferred over time	$2,689,393	$—	$3,024	$—	$2,692,417
Goods delivered at point in time	—	—	—	17,482	17,482
Services transferred over time	532,250	32,821	20,221	183,378	768,670
Services delivered at point in time	543,669	—	—	—	543,669
	$3,765,312	$32,821	$23,245	$200,860	$4,022,238

For the Three Months Ended September 30, 2021

Segments	Rail	Commercial	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$1,303,662	$45,547	$52,866	$(3,288)	$945	$340,725	$1,740,457

Major Goods and Service Lines

Turnkey Projects	$984,313	$—	$32,645	$—	$—	$136,192	$1,153,150
Maintenance and Support	319,349	45,547	20,221	(3,288)	945	204,533	587,307

	$1,303,662	$45,547	$52,866	$(3,288)	$945	$340,725	$1,740,457

Timing of Revenue Recognition

Goods transferred over time	$984,313	$—	$32,645	$—	$—	$136,192	$1,153,150

Services transferred over time	319,349	45,547	20,221	(3,288)	945	204,533	587,307
	$1,303,662	$45,547	$52,866	$(3,288)	$945	$340,725	$1,740,457

For the Nine Months Ended September 30, 2022

Segments	Rail	Commercial	Government	Artificial Intelligence	Total
Primary Geographical Markets

North America	$8,087,759	$76,818	$214,124	$699,995	$9,078,696

Major Goods and Service Lines

Turnkey Projects	$5,885,477	$(498)	$153,462	$—	$6,038,441
Maintenance and Support	2,202,282	77,316	60,662	465,223	2,805,483
Algorithms	—	—	—	234,772	234,772
	$8,087,759	$76,818	$214,124	$699,995	$9,078,696

Timing of Revenue Recognition

Goods transferred over time	$5,885,477	$(498)	$153,462	$—	$6,038,441
Goods delivered at point in time	—	—	—	234,772	234,772
Services transferred over time	1,545,578	77,316	60,662	465,223	2,148,779
Services delivered at point in time	656,704	—	—	—	656,704
	$8,087,759	$76,818	$214,124	$699,995	$9,078,696

For the Nine Months Ended September 30, 2021

Segments	Rail	Commercial	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets

North America	$3,527,736	$158,989	$198,153	$22,473	$134,717	$501,811	$4,543,879

Major Goods and Service Lines

Turnkey Projects	$2,311,530	$—	$137,490	$1,537	$—	$—	$2,450,557
Maintenance and Support	1,216,206	158,989	60,663	20,936	—	208,519	1,665,313
Data Center Auditing Services	—	—	—	—	131,537	—	131,537
Software License	—	—	—	—	3,180	—	3,180
Algorithms	—	—	—	—	—	293,292	293,292
	$3,527,736	$158,989	$198,153	$22,473	$134,717	$501,811	$4,543,879

Timing of Revenue Recognition

Goods transferred over time	$2,311,530	$—	$137,490	$1,537	$131,537	$208,519	2,790,613
Services transferred over time	1,216,206	158,989	60,663	20,936	3,180	293,292	1,753,266
	$3,527,736	$158,989	$198,153	$22,473	$134,717	$501,811	$4,543,879

Segments	Rail	Commercial	Petrochemical	Government	Banking/Other	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Major Goods and Service Lines
Turnkey Projects	$5,255,491	$27,831	$—	$233,145	$1,537	$—	$—	$5,518,004
Maintenance & Support	1,628,179	185,686	(867)	80,885	21,803	—	341,915	2,257,601
Data Center Auditing Services	—	—	—	—	—	131,537	—	131,537
Software License	—	—	—	—	—	3,180	—	3,180
Algorithms	—	—	—	—	—	—	349,595	349,595
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Timing of Revenue Recognition
Goods transferred over time	$5,255,491	$27,831	$—	$233,145	$1,537	$131,537	$349,595	$5,999,136
Services transferred over time	1,628,179	185,686	(867)	80,885	21,803	3,180	341,915	2,260,781
	$6,883,670	$213,517	$(867)	$314,030	$23,340	$134,717	$691,510	$8,259,917

Quantitative:

For the Year Ended December 31, 2020

Segments	Rail	Commercial	Petrochemical	Government	Banking	IT Suppliers	Artificial Intelligence	Total
Primary Geographical Markets
North America	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448

Major Goods and Service Lines
Turnkey Projects	$4,131,155	$59,616	$33,363	$599,481	$132,515	$—	$—	$4,956,130
Maintenance & Support	1,427,250	239,089	(9,412)	87,812	56,304	—	—	1,801,043
Data Center Auditing Services	—	—	—	—	—	266,449	—	266,449
Software License	—	—	—	—	—	7,155	—	7,155
Algorithms	—	—	—	—	—	—	1,008,671	1,008,671
	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448

Timing of Revenue Recognition
Goods transferred over time	$4,131,155	$59,616	$33,363	$599,481	$132,515	$273,604	$1,008,671	$6,238,405
Services transferred over time	1,427,250	239,089	(9,412)	87,812	56,304	—	—	1,801,043
	$5,558,405	$298,705	$23,951	$687,293	$188,819	$273,604	$1,008,671	$8,039,448